Quarterly Financial Data (Tables)	12 Months Ended
Sep. 26, 2015
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data
	2015				2014
	First	Second	Third	Fourth	First	Second	Third	Fourth
Net sales	$1,220	$1,224	$1,241	$1,196	$1,140	$1,210	$1,298	$1,310
Cost of sales	1,037	997	1,003	975	964	1,023	1,089	1,114
Gross profit	183	227	238	221	176	187	209	196
Net income (loss) attributable to the Company	$13	$38	$(13)	$48	$6	$12	$15	$29
Net income (loss) attributable to the Company per share:
Basic	0.11	0.32	(0.11)	0.40	0.05	0.10	0.13	0.25
Diluted	0.11	0.31	(0.11)	0.39	0.05	0.10	0.12	0.24